ACCRUED EXPENSES AND DEFERRED REVENUE (Details) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Payroll related	$ 1,270	$ 1,871	$ 1,475
Professional services	201	620	271
Customer deposits	0	12	0
Warranty reserve	18	11	22	30
Other	286	365	388
Accrued Liabilities Current	$ 1,775	$ 2,879	$ 2,156